RELATED PARTIES - Matthew Lioatta 2021 Trust (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 01, 2023	Dec. 30, 2022
Series A-2 Preferred Stock
Related Party Transaction [Line Items]
Convertible preferred stock, shares issued upon conversion (in shares)		3,377,812
Chief Executive Officer | Matthew Liotta 2021 Trust Unsecured Convertible Note | Convertible Debt
Related Party Transaction [Line Items]
Debt instrument, face amount			$ 1,000
Interest expense, debt	$ 29
Convertible preferred stock, shares issued upon conversion (in shares)		174,338
Chief Executive Officer | Matthew Liotta 2021 Trust Unsecured Convertible Note | Convertible Debt | Series A-2 Preferred Stock
Related Party Transaction [Line Items]
Debt conversion, shares issued (in shares)	171,748